Off Balance Sheet Risk Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments to grant loans
Commitments	$ 5,936	$ 9,498
Unfunded commitments under lines of credit
Commitments	12,940	13,074
Commercial and standby letters of credit
Commitments	$ 59	$ 4